                                                              File Nos. 33-39100
                                                                        811-5200
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 24                                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 86                                                    [X]

                      (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, CA                   92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service

          Richard C. Pearson
          Executive Vice President
          MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, CA 92660
          (949) 629-1317

     Copy to:
          W. Thomas Conner
          Sutherland, Asbill & Brennan
          1275 Pennsylvania Avenue, NW
          Washington, DC 20004
          (202)383-0590

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on _________, pursuant to paragraph (b) of Rule 485
__X__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

Part A, the Prospectus, and Part B, the Statement of Additional Information, are incorporated by reference to the Prospectus and Statement of Additional Information included in the Registrant's post-effective amendment No. 23 to Form N-4, Registration number 33-39100, filed on May 1, 2003.

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

           SUPPLEMENT DATED DECEMBER 30, 2003, TO THE PROSPECTUS DATED
     MAY 1, 2003, FOR THE METLIFE INVESTORS COVA VARIABLE ANNUITY CONTRACTS

The prospectus dated May 1, 2003, of the MetLife Investors Insurance Company for the Cova Variable Annuity Contracts incorrectly described the fees and expenses of certain investment options available under the Contracts. This Supplement explains the error and amends the prospectus to correctly describe the fees and expenses of the investment options. The Supplement also describes certain remedial measures that have been undertaken with respect to Contract owners invested in one or more of the investment options.

The following investment options were incorrectly described as Class A portfolios of the Metropolitan Series Fund ("MSF") or the Met Investors Series Trust ("MIST") that do not have 12b-1 or service fees:

               Capital Guardian U.S. Equity Portfolio (MSF)
               Davis Venture Value Portfolio (MSF)
               MFS(r) Total Return Portfolio (MSF)
               MFS(r) Research International Portfolio (MIST)

The Class B shares for Capital Guardian U.S. Equity Portfolio, MFS(r) Total Return Portfolio and MFS(r) Research International Portfolio and Class E shares for Davis Venture Value Portfolio (the "Portfolios") were added as investment options to the Contracts on May 1, 2002, and MetLife Investors Insurance Company (the "Company") intended to continue offering the Class B and Class E shares of the Portfolios on and after May 1, 2003. As a result, the daily 12b-1 or service fee applicable to such Class B and Class E shares were deducted from assets of the Portfolios, notwithstanding that the May 1, 2003, prospectus for the Contracts inadvertently described the Class B and Class E shares of the Portfolios as Class A shares.

The Company has undertaken certain remedial measures with respect to Contract owners invested in one or more of the Portfolios at any time during the period of May 1, 2003, to January 4, 2004. For this period, the Company will credit all purchase payment allocations and transfers made into the Portfolios during the period to the Class A shares of the Portfolios. Owners' Contract account value will be increased to reflect 12b-1 or service fees deducted under Class A shares. Any owners that withdrew their entire account values during this period will be paid the difference between what they received and what they would have received had they been invested in Class A shares of the Portfolios, provided no amount will be paid if the difference is less than $10.00.

Effective on and after January 5, 2004, only the Class B and Class E shares, respectively, of the Portfolios will be available for purchase payment allocations and transfers under the Contracts. The Class B and Class E shares of the Portfolios are the same as the Class A shares described in the prospectus, except that a 12b-1/service fee is charged in the amount of 0.25% in the case of Class B shares and 0.15% in the case of Class E shares.

In this regard, the Investment Portfolio Expense table in the prospectus for the Portfolios is amended to read as follows:

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.


                         MET         MFS(r)                         CAPITAL     DAVIS       MFS(r)
                         INVESTORS   RESEARCH        METROPOLITAN   GUARDIAN    VENTURE     TOTAL
                         SERIES      INTERNATIONAL   SERIES         U.S.EQUITY  VALUE      RETURN
                         TRUST       PORTFOLIO       FUND           PORTFOLIO   PORTFOLIO   PORTFOLIO
                         -----       -------------   ----           ---------   ---------   ---------
Management Fees                         0.80%                         0.68%       0.75%       0.50%

12b-1/Service Fees                      0.25%                         0.25%       0.15%       0.25%

Other Expenses                          1.02%                         0.06%       0.05%       0.16%

Total Annual
  Portfolio Expenses                    2.07%                         0.99%       0.95%       0.91%

-----------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual Portfolio Expense       1.35%
Voluntary
Contractual                               X
Termination of Contract                4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of investment portfolios have reimbursed and /or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2002.

                                      * * *

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------------

Financial statements were filed as Item 24 a. in Post-Effective Amendment No. 23 (File Nos. 33-39100 and 811-05200) and are incorporated herein by reference.

    b.   Exhibits
        ------------------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.   Not Applicable.

     3.   Form of Principal Underwriter's Agreement.***

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.*
          (ii) Death Benefit Endorsements*
          (iii)Charitable Remainder Trust Endorsement*
          (iv) Endorsement (Name Change)***

     5.   Application for Variable Annuity.*

     6.   (i) Copy of Articles of Incorporation of the Company.##
          (ii) Copy of the Bylaws of the Company.##

     7.   Not Applicable.

     8. (i) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

          (ii) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

          (iii) Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

          (iv) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

          (v) Form of Fund Participation Agreement among MFS(r) Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company+

          (vi) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.+

          (vii) Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Services Life Insurance Company++

          (viii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company++

          (ix) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company++

          (x) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company++

          (xi) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company++

          (xii) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company*

          (xiii) Form of Participation Agreement between MetLife Investors Insurance Company and Met Investors Series Trust###

          (xiv) Form of Participation Agreement between MetLife Investors Insurance Company and Metropolitan Series Fund, Inc.###

          (xv) Form of Participation Agreement between MetLife Investors Insurance Company and First American Insurance Portfolios, Inc.++++

     9.   Consent of Counsel.

     10.  Consents of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.*

     13.  Calculation of Performance Information.***

     14.  Company Organizational Chart.****

-----------

     # incorporated by reference to Registrant's Amendment No. 18 to Form N-4 (File No. 811-5200) as electronically filed on April 24, 1996.

     ## incorporated by reference to Registrant's Amendment No. 20 to Form N-4 (File No. 811-5200) as electronically filed on April 23, 1997.

     ### incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (MetLife Investors Variable Life Account One, File No. 333-69522) as electronically filed on December 20, 2001.

     + incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     ++ incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     +++ incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1998.

     * incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     ** incorporated by reference to Post-Effective Amendment No. 16 (File Nos. 33-39100 and 811-5200) as electronically filed on April 28, 2000.

     *** incorporated by reference to Post-Effective Amendment No. 20 to Form N-4 (File Nos. 33-39100 and 811-5200) as electronically filed on April 26, 2001.

     ++++ incorporated by reference to Post-Effective Amendment No. 22 to Form
          N-4 (File Nos. 33-39100 and 811-5200) as electronically filed on May 1, 2002.

     **** Incorporated by reference to Registrant's Post-Effective Amendment No.
          23 (File Nos. 33-39100 and 811-05200) as electronically filed on May 1, 2003.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
22 Corporate Plaza Drive                    Chief Executive Officer and Director
Newport Beach, CA  92660

Susan A. Buffum                             Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                            Executive Vice President, Chief
22 Corporate Plaza Drive                    Financial Officer and Director
Newport Beach, CA  92660

Michael R. Fanning                          Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                         Director
One Madison Avenue
New York, NY  10010

George Foulke                               Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                            Director
501 Boylston Street
Boston, MA  02116

Richard C. Pearson                          Senior Vice President, General
22 Corporate Plaza Drive                    Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                           Assistant Vice President and
22 Corporate Plaza Drive                    Director
Newport Beach, CA 92660

Kevin J. Paulson                            Senior Vice President
4700 Westown Parkway, Suite 200
West Des Moines, IA 50266

Debora L. Buffington                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Betty Davis                                 Vice President
1125 - 17th Street
Denver, CO 80202

Johanna B. Becker                           Vice President
501 Boylston Street
Boston, MA  02116

Christopher A. Kremer                       Vice President
501 Boylston Street
Boston, MA  02116

Louis M. Weisz                              Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 23 (File Nos. 33-39100 and 811-05200) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of November 30, 2003, there were 25,385 Non-Qualified Contract Owners and 6,465 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust MetLife Investors USA Separate Account A MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One MetLife Investors Variable Life Account Five First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES
 BUSINESS ADDRESS                          WITH UNDERWRITER
 ----------------                          ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Helayne F. Klier                        Executive Vice President
One Madison Avenue
New York, NY 10010

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c) Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California on this 29th day of December, 2003.

                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                             By:  METLIFE INVESTORS INSURANCE COMPANY

                             By:  /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

                                   METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor

                              By: /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ MICHAEL K. FARRELL                                                      12/29/03
----------------------------- Chief Executive Officer, President            --------
Michael K. Farrell            and Director                                   Date

/s/ JAMES P. BOSSERT          Executive Vice President and Chief Financial  12/29/03
---------------------------   Officer (Principal Accounting Officer) and    --------
James P. Bossert              Director                                       Date

/s/ SUSAN A. BUFFUM*          Director                                      12/29/03
----------------------------                                                --------
Susan A. Buffum                                                              Date

/s/ MICHAEL R. FANNING*       Director                                      12/29/03
----------------------------                                                --------
Michael R. Fanning                                                           Date

/s/ ELIZABETH M. FORGET*     Director                                       12/29/03
----------------------------                                                --------
Elizabeth M. Forget                                                          Date

/s/ GEORGE FOULKE            Director                                       12/29/03
----------------------------                                                --------
George Foulke                                                                Date

/s/ HUGH C. MCHAFFIE         Director                                       12/29/03
----------------------------                                                --------
Hugh C. McHaffie                                                             Date

/s/ RICHARD C. PEARSON        Director                                      12/29/03
----------------------------                                                --------
Richard C. Pearson                                                           Date

/s/ JEFFREY A. TUPPER         Director                                      12/29/03
----------------------------                                                --------
Jeffrey A. Tupper                                                            Date

                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact

                                INDEX TO EXHIBITS

EX-99.B9       Consent of Counsel
EX-99.B10      Consents of Independent Auditors